Note 11 - Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Subsequent Events [Text Block]
NOTE
11
-
SUBSEQUENT EVENTS

The Company has evaluated the period after the balance sheet date up through the date that the condensed consolidated financial statements were filed, and determined that other than noted above, there were subsequent events or transactions that required recognition or disclosure in the condensed consolidated financial statements.

At the
October
26,
2016
 meeting of the Company’s Compensation Committee, the Committee granted one
employee
25,000
options at a
$1.25
strike price with vesting over
48
-months and the Committee extended the expiration date for
100,000
warrants issued to of
one
former consultant by
3
years from
January
2017
until
January
2020.

NOTE
11
              SUBSEQUENT EVENTS

On
February
12,
2016,
Protagenic Acquisition Corp. (“
Acquisition Corp.
”), a wholly-owned subsidiary of Atrinsic, Inc., a Delaware corporation (“
Atrinsic
”), merged (the “
Merger
”) with and into the Company. The Company was the surviving corporation of that Merger. As a result of the Merger, Atrinsic acquired the business of the Company and will continue the existing business operations of the Company as a wholly-owned subsidiary. The Merger was accounted for as a reverse business combination.

Simultaneously with the Merger, on
February
12,
2016,
all of the issued and outstanding shares of the Company’s common stock converted, on a
1
for
1
basis, into shares of the Atrinsic’s Series B Preferred Stock, par value
$0.000001
per share (“
Series B Preferred Stock
”) (assuming no exercise of dissenters’ rights by any former Protagenic stockholder). Also on
February
12,
2016,
all of the issued and outstanding options to purchase shares of the Company’s common stock, and all of the issued and outstanding warrants to purchase shares of the Company’s common stock, converted, on a
1
for
1
basis, into options and new warrants, respectively, to purchase shares of Atrinsic’s Series B Preferred Stock. The new options will be administered under the Company’s
2006
Employee, Director and Consultant Stock Plan, which Atrinsic assumed and adopted on
February
12,
2016,
in connection with the Merger. Pursuant to the Certificate of Designations, each share of Series B Preferred Stock will immediately and automatically convert into one
share of Common Stock at such time that we file an amendment to our certificate of incorporation effecting a one
-for-
15,463.7183
reverse stock split of our Common Stock so that we have a sufficient number of authorized and unissued shares of our Common Stock to permit the conversion of all outstanding shares of our Series B Preferred Stock into our Common Stock.

Concurrently with the closing of the Merger, we conducted the first
closing of an offering (the “Private Offering”) of our Series B Preferred Stock. At the
first
closing, we sold
2,775,000
shares of Series B Preferred Stock at a purchase price of
$1.25
per share, for which we received total gross consideration of
$3,468,750.
Of this amount,
$350,000
consisted of conversion of outstanding stockholder debt held by Garo H. Armen, our chairmen and a member of our board of directors, inclusive of accrued but unpaid interest and
$150,000
consisted of the conversion of Predecessor debt (inclusive of accrued but unpaid interest) held by shareholders of the Predecessor which was incurred to pay expenses of the Transactions, as defined below, incurred by or on behalf of the Predecessor. On
March
2,
2016
we completed the
second
closing of the Private Offering, at which we issued an additional
913,200
shares of Series B Preferred Stock to accredited investors, for total gross proceeds of
$1,141,500.
On
April
15,
2016
we completed the final closing of the Private Offering, at which we issued an additional
420,260
shares of Series B Preferred Stock to accredited investors, for total gross proceeds of
$525,325.

For all
three
closings, we raised total gross proceeds of
$4,635,575
and total net proceeds of
$4,283,438
(or total gross proceeds of
$5,135,575
and total net proceeds of
$4,783,438,
including the conversion of the
$500,000
in principal and interest referred to above). We issued
4,108,460
shares of Series B Preferred Stock to investors in the Private Offering. The Placement Agent and its selected dealers were paid total cash commissions of
$159,183
and the Placement Agent was paid an expense allowance of
$15,000
and was issued (together with its selected dealers) Placement Agent Warrants to purchase
127,346
shares of Series B Preferred Stock at an exercise price of
$1.25
per share.